Bank Properties and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Abstract]
Depreciation expense	$ 5.6	$ 5.7	$ 5.5